Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
www.usbank.com
David Duclos
Account Administrator
david.duclos@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
March 25, 2006
February 28, 2006
February 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Delinquency Summary 120+ Breakdown
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
04/24/2006 4:59 pm
Distribution Date:
April 25, 2006
Record Date (Definitive Certs):
March 31, 2006
Wing Ng
Record Date:
April 24, 2006
Bond Analytics
Determination Date:
April 18, 2006
617-603-6435
Accrual Dates:
March 27, 2006 - April 24, 2006
wing.ng@usbank.com
Original
Beginning
Interest
Ending
Certificate
Certificate
Principal
Interest
Realized Loss
Shortfall
Total
Certificate
Class
Face Value
Balance
Distribution
Distribution
of Principal
Amount
Distribution
Balance
A1 $301,642,000.00 $288,610,258.40 $7,251,018.37 $1,152,723.56 N/A $0.00 $8,403,741.93 $281,359,240.03
A2 $44,164,000.00 $44,164,000.00 $0.00 $182,085.44 N/A $0.00 $182,085.44 $44,164,000.00
M1 $21,199,000.00 $21,199,000.00 $0.00 $89,109.86 $0.00 $0.00 $89,109.86 $21,199,000.00
M2 $9,937,000.00 $9,937,000.00 $0.00 $42,010.26 $0.00 $0.00 $42,010.26 $9,937,000.00
M3 $11,040,000.00 $11,040,000.00 $0.00 $47,918.44 $0.00 $0.00 $47,918.44 $11,040,000.00
M4 $10,158,000.00 $10,158,000.00 $0.00 $44,335.65 $0.00 $0.00 $44,335.65 $10,158,000.00
M5 $7,508,000.00 $7,508,000.00 $0.00 $33,071.86 $0.00 $0.00 $33,071.86 $7,508,000.00
M6 $6,183,000.00 $6,183,000.00 $0.00 $30,223.84 $0.00 $0.00 $30,223.84 $6,183,000.00
M7 $5,741,000.00 $5,741,000.00 $0.00 $29,219.42 $0.00 $0.00 $29,219.42 $5,741,000.00
M8 $5,962,000.00 $5,962,000.00 $0.00 $35,146.95 $0.00 $0.00 $35,146.95 $5,962,000.00
B1 $7,287,000.00 $7,287,000.00 $0.00 $42,958.03 $0.00 $0.00 $42,958.03 $7,287,000.00
B2 $5,521,000.00 $5,521,000.00 $0.00 $32,547.18 $0.00 $0.00 $32,547.18 $5,521,000.00
P $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
X $0.00 $0.00 $0.00 $1,696,368.41 $0.00 $0.00 $1,696,368.41 $0.00
LT-R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Total $436,342,000.00 $423,310,258.40 $7,251,018.37 $3,457,718.89 $0.00 $0.00 $10,708,737.26 $416,059,240.03
AMOUNTS PER $1,000 UNIT
Interest
Ending
Certificate
Principal
Interest
Realized Loss
Shortfall
Total
Certificate
Interest
Class
Cusip
Distribution
Distribution
of Principal
Amount
Distribution
Balance
Rate
A1 86359DXC6 $24.03849056 $3.82149555 N/A $0.00000000 $27.85998612 $932.75883342 4.95813%
A2 86359DXD4 $0.00000000 $4.12293806 N/A $0.00000000 $4.12293806 $1,000.00000000 5.11813%
M1 86359DXE2 $0.00000000 $4.20349361 $0.00 $0.00000000 $4.20349361 $1,000.00000000 5.21813%
M2 86359DXF9 $0.00000000 $4.22766028 $0.00 $0.00000000 $4.22766028 $1,000.00000000 5.24813%
M3 86359DXG7 $0.00000000 $4.34043806 $0.00 $0.00000000 $4.34043806 $1,000.00000000 5.38813%
M4 86359DXH5 $0.00000000 $4.36460472 $0.00 $0.00000000 $4.36460472 $1,000.00000000 5.41813%
M5 86359DXJ1 $0.00000000 $4.40488250 $0.00 $0.00000000 $4.40488250 $1,000.00000000 5.46813%
M6 86359DXK8 $0.00000000 $4.88821583 $0.00 $0.00000000 $4.88821583 $1,000.00000000 6.06813%
M7 86359DXL6 $0.00000000 $5.08960472 $0.00 $0.00000000 $5.08960472 $1,000.00000000 6.31813%
M8 86359DXM4 $0.00000000 $5.89516028 $0.00 $0.00000000 $5.89516028 $1,000.00000000 7.31813%
B1 86359DYE1 $0.00000000 $5.89516028 $0.00 $0.00000000 $5.89516028 $1,000.00000000 7.31813%
B2 86359DYF8 $0.00000000 $5.89516028 $0.00 $0.00000000 $5.89516028 $1,000.00000000 7.31813%
WAC 10.34495%
WAM 252.26
LIBOR 4.81813%
Structured Asset Securities Corporation
Mortgage Pass-Through Certificates, Series 2006-S1
REPORTS TO CERTIFICATEHOLDERS
Section 4.03 of the Trust Agreement, dated February 1, 2006
Distribution Date:
April 25, 2006
Record Date (Definitive Certs):
March 31, 2006
Wing Ng
Record Date:
April 24, 2006 Bond Analytics
Determination Date:
April 18, 2006
617-603-6435
Accrual Dates:
March 27, 2006 - April 24, 2006
wing.ng@usbank.com
Structured Asset Securities Corporation
Mortgage Pass-Through Certificates, Series 2006-S1
REPORTS TO CERTIFICATEHOLDERS
Section 4.03 of the Trust Agreement, dated February 1, 2006
Principal Distributions & Pool Balance:
POOL 1
TOTAL
Beginning Balance 428,610,819.86 428,610,819.86
Scheduled Principal 191,057.87 191,057.87
Prepayments (Includes Curtailments) 7,059,960.50 7,059,960.50
Net Liquidation Proceeds 0.00 0.00
Repurchases 0.00 0.00
LPMI Insurance Proceeds 0.00 0.00
Total Principal Remittance 7,251,018.37 7,251,018.37
Net Realized Losses 0.00 0.00
Negative Amortization 0.00 0.00
Ending Balance 421,359,801.49 421,359,801.49
Ending Count 8,306 8,306
Balance of Deleted Mortgage Loans 0.00
Balance of Substituted Mortgage Loans 0.00
POOL 1
TOTAL
Ending Overcollateralization Amount 5,300,561.46 5,300,561.46
Target Overcollateralization Amount 5,300,561.46 5,300,561.46
Overcollateralization Deficiency Amount 0.00 0.00
Overcollateralization Release Amount 0.00 0.00
Principal Distribution Amount 7,251,018.37 7,251,018.37
Interest Distributions & Fees:
POOL 1
TOTAL
Scheduled Interest 3,873,550.66 3,873,550.66
Less: Servicing Fee 178,587.74 178,587.74
Less: Certificate Insurance Premium 0.00 0.00
Less: Negative Amortization 0.00 0.00
Net Interest Available 3,694,962.92 3,694,962.92
Insured Amounts Paid to Guaranteed Certificates 0.00 0.00
Realized Losses incurred during the related Due Period 0.00 0.00
Cumulative Realized Losses since Cut-Off Date 0.00 0.00
Amount of Advances required to be made by servicer N/A N/A
Amount of Advances actually made by servicer 3,115,617.22 3,115,617.22
Amount of Advance shortfall N/A N/A
Delinquency Information & Mortgage Pool characteristics
30-59 days delinquent 60-89 days delinquent 90 or more days delinquent
Count Balance Count Balance Count Balance
Pool 1 54 3,412,313.86 0 0.00 0 0.00
Total 54 3,412,313.86 0 0.00 0 0.00
*Note: The above statistics do not include loans in foreclosure or bankruptcy proceedings or REO properties.
Outstanding Loans Foreclosure Bankruptcy REO #REF!
Count Balance Count Balance Count Balance Count Balance Book Value
Pool 1 8,306 421,359,801.49 0 0.00 0 0.00 0 0.00 0.00
Total 8,306 421,359,801.49 0 0.00 0 0.00 0 0.00 0.00
Distribution Date:
April 25, 2006
Record Date (Definitive Certs):
March 31, 2006
Wing Ng
Record Date:
April 24, 2006 Bond Analytics
Determination Date:
April 18, 2006
617-603-6435
Accrual Dates:
March 27, 2006 - April 24, 2006
wing.ng@usbank.com
Structured Asset Securities Corporation
Mortgage Pass-Through Certificates, Series 2006-S1
REPORTS TO CERTIFICATEHOLDERS
Section 4.03 of the Trust Agreement, dated February 1, 2006
Weighted Average Term to Maturity of Mortgage Loans 353
Weighted Average Gross Coupon of Mortgage Loans 10.84495%
Weighted Average Net Coupon of Mortgage Loans * 10.34495%
* Net of Servicing Fee
Balance of Loans which became REO in the prior calendar month 0.00
Interest Shortfall
Net Prepayment Unpaid
Carryforward Interest Deferred Basis Risk Basis Risk
Interest Shortfall Amounts Shortfall Shortfall
A1 0.00 0.00 0.00 0.00 0.00
A2 0.00 0.00 0.00 0.00 0.00
M1 0.00 0.00 0.00 0.00 0.00
M2 0.00 0.00 0.00 0.00 0.00
M3 0.00 0.00 0.00 0.00 0.00
M4 0.00 0.00 0.00 0.00 0.00
M5 0.00 0.00 0.00 0.00 0.00
M6 0.00 0.00 0.00 0.00 0.00
M7 0.00 0.00 0.00 0.00 0.00
M8 0.00 0.00 0.00 0.00 0.00
B1 0.00 0.00 0.00 0.00 0.00
B2 0.00 0.00 0.00 0.00 0.00
TOTAL 0.00 0.00 0.00 0.00 0.00
Certificate Account Shortfalls 0.00
Supplemental Interest Trust and Swap information:
Net Swap Payment to the Supplemental Interest Trust
0.00 Swap Termination Payment to the Supplemental Interest Trust 0.00
Net Swap Payment to the Swap Counterparty 234,032.96 Swap Termination Payment to the Swap Counterparty 0.00
Cumulative X-I Distributions 1,696,368.41
Cumulative R Distributions 0.00
Remic I-2/II-2 Regular Interests
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 7,251,018.37 1,152,723.56 0.00 0.00 7,251,018.37 1,152,723.56
A2 0.00 182,085.44 0.00 0.00 0.00 182,085.44
M1 0.00 89,109.86 0.00 0.00 0.00 89,109.86
M2 0.00 42,010.26 0.00 0.00 0.00 42,010.26
M3 0.00 47,918.44 0.00 0.00 0.00 47,918.44
M4 0.00 44,335.65 0.00 0.00 0.00 44,335.65
M5 0.00 33,071.86 0.00 0.00 0.00 33,071.86
M6 0.00 30,223.84 0.00 0.00 0.00 30,223.84
M7 0.00 29,219.42 0.00 0.00 0.00 29,219.42
M8 0.00 35,146.95 0.00 0.00 0.00 35,146.95
B1 0.00 42,958.03 0.00 0.00 0.00 42,958.03
B2 0.00 32,547.18 0.00 0.00 0.00 32,547.18
X 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 1,696,368.41 0.00 0.00 0.00 1,696,368.41
TOTAL 7,251,018.37 3,457,718.89 0.00 0.00 7,251,018.37 3,457,718.89
Cap Provider Payment 0.00
Distribution Date:
April 25, 2006
Record Date (Definitive Certs):
March 31, 2006
Wing Ng
Record Date:
April 24, 2006 Bond Analytics
Determination Date:
April 18, 2006
617-603-6435
Accrual Dates:
March 27, 2006 - April 24, 2006
wing.ng@usbank.com
Structured Asset Securities Corporation
Mortgage Pass-Through Certificates, Series 2006-S1
REPORTS TO CERTIFICATEHOLDERS
Section 4.03 of the Trust Agreement, dated February 1, 2006
Basis Risk Account:
Miscellaneous:
Beginning Balance 1,000.00 Cumulative Recoveries 0
Deposits: Investment Income 3.51 Current Advances 3,115,617.22
Deposits: from waterfall 0.00 Outstanding Advances 0
Withdrawal: Basis Risk Shortfalls 0.00
Withdrawal: to the Supplemental Interest Account 3.51
Reconciliation:
Ending Balance 1,000.00
Available funds (A):
Servicer remittance
10,945,981.29
Supplemental Interest Trust:
Funds from Capitalized Interest Account 0
Begininning Balance 1,000.00 Funds from Prefund Account 0
Deposits: Investment Income 0.00 Net Funds from Basis Risk account 3.51
Deposits: Net Swap Payments to Trust 0.00 Net Payments to Trust from Swap Counterparty 0
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 10,945,984.80
Deposits: remaining amounts from Waterfall 0.00 Distributions (B):
Deposits: Excess funds from Basis Risk Reserve Account 3.51 Credit Risk Manager Fee 3,214.58
Withdrawals 3.51 Certificate Insurance Premium 0
Ending Balance 1,000.00 Net Payments to Counterparty from Swap Trust 234,032.96
Total interest distributed 3,457,718.89
Total principal distributed 7,251,018.37
Net Deposits to Basis Risk account 0
10,945,984.80
(A) - (B): 0.00
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 22.745%
B) Ending Collateral Balance 421,359,801.49
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Cumulative Realized Losses 0.00 (x) March 2009 NO
F) Original Collateral Balance 441,642,561.46 (y) Distribution when Senior Enhancement % is >=49.70% NO
G) Cumulative Loss % ( E/F) 0.000%
H) Applicable Cumulative Loss Limit % 100.000%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess interest distributions:
NO
Excess available interest (A): 1,696,364.90
Overcollateralization:
1) as additional principal to certificates 0.00
Ending Overcollateralization Amount 5,300,561.46 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Target Overcollateralization Amount 5,300,561.46 3) Required Basis Risk Reserve Deposit to BRRF 0.00
Ending Overcollateralization deficiency amount 0.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Overcollateralization release amount (0.00) 5) Remaining Amounts to X 1,696,364.90
(B): 1,696,364.90
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS
ACCOUNT ACTIVITY
Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
428,610,819.86
7,251,018.37
0.00
0.00
0.00
421,359,801.49
191,057.87
6,398,912.02
661,048.48
0.00
0.00
7,251,018.37
3,873,550.66
178,587.74
0.00
0.00
0.00
0.00
0.00
3,694,962.92
0.00
0.00
10,945,981.29
0.00
178,587.74
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
8,421
8,306
0.9816120000
10.84494%
10.34494%
10.34494%
0.00
0
0.00
0.00
0.00
0.00
0.00
0
0
0.00
GROUP:
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
8,252
417,947,487.63
418,091,543.48
54
3,412,313.86
3,416,014.98
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
8,252
417,947,487.63
418,091,543.48
54
3,412,313.86
3,416,014.98
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Total
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Foreclosure
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Count
Balance
%
0K to 99.99K
7,581 312,651,552.43 74.20%
100K to 199.99K
639 83,800,877.87 19.89%
200K to 299.99K
61 15,516,906.81 3.68%
300K to 399.99K
25 9,390,464.38 2.23%
Total
8,306
421,359,801.49
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
50.00M
100.00M
150.00M
200.00M
250.00M
300.00M
350.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K
Balance
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Count
Balance ($)
%
6.50% - 6.99%
1 66,026.52 0.02%
7.00% - 7.49%
17 874,923.41 0.21%
7.50% - 7.99%
56 3,353,812.14 0.80%
8.00% - 8.49%
162 9,149,233.49 2.17%
8.50% - 8.99%
369 19,914,921.87 4.73%
9.00% - 9.49%
593 34,954,781.55 8.30%
9.50% - 9.99%
1,196 60,557,254.62 14.37%
10.00% - 10.49%
908 47,208,570.33 11.20%
10.50% - 10.99%
1,100 59,151,463.57 14.04%
11.00% - 11.49%
796 40,215,864.76 9.54%
11.50% - 11.99%
852 44,546,786.49 10.57%
12.00% - 12.49%
626 31,537,338.32 7.48%
12.50% - 12.99%
646 28,991,201.46 6.88%
13.00% - 13.49%
778 32,554,613.03 7.73%
13.50% - 13.99%
200 8,042,052.46 1.91%
14.00% - 14.49%
3 69,975.49 0.02%
14.50% - 14.99%
3 170,981.98 0.04%
Total
8,306
421,359,801.49
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 10.84%
Count
Balance ($)
%
2 Units
438 20,023,748.70 4.75%
3 Units
151 8,051,867.43 1.91%
4 Units
229 12,215,831.82 2.90%
Condominium
793 34,837,046.54 8.27%
Other
1 31,181.09 0.01%
Planned Unit Development
2,400 131,034,699.85 31.10%
Single Family
4,294 215,165,426.06 51.06%
Total
8,306
421,359,801.49
100.00%
Property Type
Type
Count
Balance ($)
%
2004
5 426,195.85 0.10%
2005
3,034 151,061,273.51 35.85%
2006
5,267 269,872,332.13 64.05%
Total
8,306
421,359,801.49
100.00%
Year of First Payment Date
Year
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Count
Balance ($)
%
20.0 - 29.9
2 83,862.39 0.02%
30.0 - 39.9
2 213,915.92 0.05%
40.0 - 49.9
1 32,913.27 0.01%
50.0 - 59.9
1 49,805.40 0.01%
60.0 - 69.9
19 2,673,044.48 0.63%
70.0 - 79.9
62 7,774,276.21 1.85%
80.0 - 89.9
444 27,106,313.07 6.43%
90.0 - 99.9
3,746 170,227,315.37 40.40%
100.0 - 100.0
4,029 213,198,355.38 50.60%
Total
8,306
421,359,801.49
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 96
Count
Balance ($)
%
169 - 192
165 5,456,202.13 1.29%
217 - 240
43 1,808,337.57 0.43%
337 - 360
8,098 414,095,261.79 98.28%
Total
8,306
421,359,801.49
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 353
Count
Balance ($)
%
97 - 120
1 75,846.34 0.02%
145 - 168
7 237,110.37 0.06%
169 - 192
4,780 240,873,479.57 57.17%
217 - 240
43 1,808,337.57 0.43%
337 - 360
3,475 178,365,027.64 42.33%
Total
8,306
421,359,801.49
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 252
Count
Balance ($)
%
169 - 192
165 5,456,202.13 1.29%
217 - 240
43 1,808,337.57 0.43%
337 - 360
8,098 414,095,261.79 98.28%
Total
8,306
421,359,801.49
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 357
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Count
Balance ($)
%
97 - 120
1 75,846.34 0.02%
169 - 192
4,787 241,110,589.94 57.22%
217 - 240
43 1,808,337.57 0.43%
337 - 360
3,475 178,365,027.64 42.33%
Total
8,306
421,359,801.49
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 256
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Count
Balance ($)
%
ALABAMA
32 1,034,133.59 0.25%
ALASKA
21 1,310,739.34 0.31%
ARIZONA
708 37,429,222.34 8.88%
ARKANSAS
32 787,037.87 0.19%
CALIFORNIA
877 80,954,317.50 19.21%
COLORADO
388 19,071,442.46 4.53%
CONNECTICUT
62 3,392,707.39 0.81%
DELAWARE
10 305,000.56 0.07%
DISTRICT OF COLUMBIA
35 2,811,561.99 0.67%
FLORIDA
1,200 56,346,393.85 13.37%
GEORGIA
233 7,233,606.55 1.72%
HAWAII
21 3,092,521.93 0.73%
IDAHO
55 2,210,723.86 0.52%
ILLINOIS
186 8,084,166.48 1.92%
INDIANA
50 1,291,106.06 0.31%
IOWA
12 351,629.13 0.08%
KANSAS
27 582,093.66 0.14%
KENTUCKY
20 505,297.95 0.12%
LOUISIANA
91 2,675,190.43 0.63%
MAINE
9 350,359.02 0.08%
MARYLAND
262 16,149,655.88 3.83%
MASSACHUSETTS
89 5,943,780.95 1.41%
MICHIGAN
131 3,562,767.75 0.85%
MINNESOTA
134 5,840,767.21 1.39%
MISSISSIPPI
28 748,928.77 0.18%
MISSOURI
117 3,072,350.16 0.73%
MONTANA
11 553,801.91 0.13%
NEBRASKA
10 327,911.13 0.08%
NEVADA
318 18,757,197.45 4.45%
NEW HAMPSHIRE
31 1,452,241.17 0.34%
NEW JERSEY
149 8,687,035.32 2.06%
NEW MEXICO
73 2,213,893.68 0.53%
NEW YORK
169 13,919,197.45 3.30%
NORTH CAROLINA
157 5,479,718.51 1.30%
NORTH DAKOTA
6 124,807.82 0.03%
OHIO
91 2,400,054.07 0.57%
OKLAHOMA
26 572,576.76 0.14%
OREGON
180 7,812,075.35 1.85%
PENNSYLVANIA
112 3,613,450.57 0.86%
RHODE ISLAND
24 1,341,175.45 0.32%
SOUTH CAROLINA
73 3,096,703.94 0.73%
SOUTH DAKOTA
2 43,136.90 0.01%
TENNESSEE
64 1,572,729.77 0.37%
TEXAS
990 30,837,377.66 7.32%
UTAH
256 12,168,090.12 2.89%
VERMONT
7 222,134.01 0.05%
VIRGINIA
348 23,006,967.25 5.46%
WASHINGTON
301 15,152,973.58 3.60%
WEST VIRGINIA
12 580,939.96 0.14%
WISCONSIN
56 1,590,670.42 0.38%
WYOMING
10 695,438.56 0.17%
Total
8,306
421,359,801.49
100.00%
Geographic Distribution by State
State
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
0
4
8
12
16
20
CALIFORNIA
FLORIDA
ARIZONA
TEXAS
VIRGINIA
COLORADO
NEVADA
MARYLAND
WASHINGTON
NEW YORK
UTAH
NEW JERSEY
ILLINOIS
OREGON
GEORGIA
MASSACHUSETTS
MINNESOTA
NORTH CAROLINA
PENNSYLVANIA
MICHIGAN
CONNECTICUT
SOUTH CAROLINA
HAWAII
MISSOURI
DISTRICT OF
COLUMBIA
LOUISIANA
OHIO
NEW MEXICO
IDAHO
WISCONSIN
TENNESSEE
NEW HAMPSHIRE
RHODE ISLAND
ALASKA
INDIANA
ALABAMA
ARKANSAS
MISSISSIPPI
WYOMING
KANSAS
WEST VIRGINIA
OKLAHOMA
MONTANA
KENTUCKY
IOWA
MAINE
NEBRASKA
DELAWARE
VERMONT
NORTH DAKOTA
SOUTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
8,252
417,947,487.63
99.19%
418,091,543.48
54
3,412,313.86
0.81%
3,416,014.98
8,306
421,359,801.49
421,507,558.46
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
8,252
417,947,487.63
99.19%
418,091,543.48
54
3,412,313.86
0.81%
3,416,014.98
8,306
421,359,801.49
100.00%
421,507,558.46
Current
30 - 59 days
Current 99.2%
30 - 59 days 0.8%
Total: 100.0%
Group 1
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Delinquency Report
30 - 59 days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
54 3,412,313.86 100.00%
54
3,412,313.86
TOTAL
54
3,412,313.86
100.00%
54
3,412,313.86
100.00%
Group 1
100.00
30 - 59 days
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
April 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
2 69,652.87 54 3,412,313.86
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
4/
1/
20
06
Balance ($)
30 - 59 days
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
18.08%
7,059,960.50
18.08%
7,059,960.50
Life CPR
Percentage
Amount ($)
24.18% 24.18%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006
Group 1
Total
Amount ($)
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
114 6,720,275.00 6,398,912.02 0.00 428,610,819.86
1.49%
98.51%
1
Prepayment 1.49%
Liquidation 0.00%
Beginning Balance 98.51%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
118049477 81,230.00 81,108.10 81,082.99 0.00 0.00 0.00 Voluntary PIF 03/31/2006 25.11 11.875%
0.000%
118049931 34,200.00 34,130.80 34,116.59 0.00 0.00 0.00 Voluntary PIF 03/30/2006 14.21 10.500%
0.000%
37409927 100,733.00 100,688.43 100,643.49 0.00 0.00 0.00 Voluntary PIF 03/20/2006 44.94 10.000%
0.000%
37418431 60,600.00 60,576.55 60,552.89 0.00 0.00 0.00 Voluntary PIF 03/20/2006 23.66 10.625%
0.000%
37443504 33,450.00 33,436.70 33,423.28 0.00 0.00 0.00 Voluntary PIF 03/24/2006 13.42 10.500%
0.000%
118050319 37,909.00 37,850.53 37,838.49 0.00 0.00 0.00 Voluntary PIF 03/29/2006 12.04 11.750%
0.000%
118239490 61,000.00 60,896.32 60,869.85 0.00 0.00 0.00 Voluntary PIF 03/31/2006 26.47 10.250%
0.000%
118593193 30,000.00 29,967.02 29,958.56 0.00 0.00 0.00 Voluntary PIF 03/14/2006 8.46 12.250%
0.000%
118593557 39,800.00 39,757.04 39,742.46 0.00 0.00 0.00 Voluntary PIF 03/27/2006 14.58 11.000%
0.000%
118593599 30,000.00 29,975.39 29,967.02 0.00 0.00 0.00 Voluntary PIF 03/22/2006 8.37 12.250%
0.000%
118593714 53,000.00 52,956.52 52,941.73 0.00 0.00 0.00 Voluntary PIF 03/28/2006 14.79 12.250%
0.000%
118593839 110,000.00 109,506.97 109,447.57 0.00 0.00 0.00 Voluntary PIF 03/02/2006 59.40 9.375%
0.000%
31565260 174,600.00 174,345.16 174,292.65 0.00 0.00 0.00 Voluntary PIF 03/31/2006 52.51 12.000%
0.000%
31629041 49,200.00 49,027.02 48,997.45 0.00 0.00 0.00 Voluntary PIF 03/28/2006 29.57 8.750%
0.000%
31673809 50,580.00 50,524.39 50,510.13 0.00 0.00 0.00 Voluntary PIF 03/27/2006 14.26 12.250%
0.000%
31684830 150,000.00 60,343.59 59,507.20 0.00 0.00 0.00 Voluntary PIF 03/31/2006 836.39 10.375%
0.000%
31708951 41,418.00 41,360.78 41,348.98 0.00 0.00 0.00 Voluntary PIF 03/31/2006 11.80 12.250%
0.000%
31714611 10,000.00 9,986.92 9,984.22 0.00 0.00 0.00 Voluntary PIF 03/30/2006 2.70 12.500%
0.000%
31716632 65,980.00 65,870.84 65,842.96 0.00 0.00 0.00 Voluntary PIF 03/31/2006 27.88 10.375%
0.000%
31721715 31,500.00 31,451.45 31,441.45 0.00 0.00 0.00 Voluntary PIF 03/17/2006 10.00 11.750%
0.000%
31743677 27,500.00 27,199.41 27,122.89 0.00 0.00 0.00 Voluntary PIF 03/31/2006 76.52 8.750%
0.000%
31747694 65,500.00 65,387.32 65,364.15 0.00 0.00 0.00 Voluntary PIF 03/22/2006 23.17 11.250%
0.000%
31782733 33,660.00 33,599.72 33,591.78 0.00 0.00 0.00 Voluntary PIF 03/20/2006 7.94 13.250%
0.000%
31797640 112,000.00 111,869.87 111,836.52 0.00 0.00 0.00 Voluntary PIF 03/23/2006 33.35 12.000%
0.000%
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
31803554 33,965.00 33,917.08 33,908.13 0.00 0.00 0.00 Voluntary PIF 03/20/2006 8.95 12.625%
0.000%
31803661 24,750.00 24,717.64 24,710.97 0.00 0.00 0.00 Voluntary PIF 03/29/2006 6.67 12.500%
0.000%
31805328 27,885.00 27,815.35 27,801.08 0.00 0.00 0.00 Voluntary PIF 03/17/2006 14.27 9.500%
0.000%
31805401 149,000.00 148,721.83 148,664.71 0.00 0.00 0.00 Voluntary PIF 03/22/2006 57.12 10.875%
0.000%
31815962 66,000.00 65,928.76 65,904.58 0.00 0.00 0.00 Voluntary PIF 03/21/2006 24.18 11.000%
0.000%
31821077 25,000.00 24,932.67 24,921.04 0.00 0.00 0.00 Voluntary PIF 03/28/2006 11.63 10.000%
0.000%
31825029 42,700.00 42,650.69 42,625.76 0.00 0.00 0.00 Voluntary PIF 03/21/2006 24.93 8.750%
0.000%
31825144 37,000.00 36,928.23 36,909.93 0.00 0.00 0.00 Voluntary PIF 03/21/2006 18.30 9.625%
0.000%
31830201 30,500.00 30,472.40 30,465.31 0.00 0.00 0.00 Voluntary PIF 03/23/2006 7.09 13.125%
0.000%
31835192 40,000.00 39,937.30 39,916.08 0.00 0.00 0.00 Voluntary PIF 03/22/2006 21.22 9.250%
0.000%
31840358 62,500.00 62,427.40 62,408.79 0.00 0.00 0.00 Voluntary PIF 03/23/2006 18.61 12.000%
0.000%
31845605 73,000.00 72,467.72 72,332.56 0.00 0.00 0.00 Voluntary PIF 03/29/2006 135.16 7.500%
0.000%
31848450 64,500.00 64,406.73 64,382.88 0.00 0.00 0.00 Voluntary PIF 03/22/2006 23.85 11.000%
0.000%
31853120 66,250.00 66,173.02 66,153.29 0.00 0.00 0.00 Voluntary PIF 03/24/2006 19.73 12.000%
0.000%
31854656 25,000.00 24,956.27 24,945.13 0.00 0.00 0.00 Voluntary PIF 03/30/2006 11.14 10.125%
0.000%
31854912 95,000.00 94,838.58 94,797.36 0.00 0.00 0.00 Voluntary PIF 03/31/2006 41.22 10.250%
0.000%
31872930 25,150.00 25,120.53 25,110.53 0.00 0.00 0.00 Voluntary PIF 03/30/2006 10.00 10.625%
0.000%
31886815 26,800.00 26,768.86 26,760.88 0.00 0.00 0.00 Voluntary PIF 03/24/2006 7.98 12.000%
0.000%
31896988 20,285.00 20,263.10 20,255.67 0.00 0.00 0.00 Voluntary PIF 03/20/2006 7.43 11.000%
0.000%
31897564 43,500.00 43,439.96 43,419.70 0.00 0.00 0.00 Voluntary PIF 03/24/2006 20.26 9.875%
0.000%
31903065 44,200.00 44,124.88 44,105.70 0.00 0.00 0.00 Voluntary PIF 03/20/2006 19.18 10.250%
0.000%
31903701 25,800.00 25,738.37 25,725.51 0.00 0.00 0.00 Voluntary PIF 03/20/2006 12.86 9.625%
0.000%
31907033 44,000.00 43,939.72 43,924.29 0.00 0.00 0.00 Voluntary PIF 03/30/2006 15.43 11.250%
0.000%
31927452 100,000.00 99,870.29 99,837.08 0.00 0.00 0.00 Voluntary PIF 03/28/2006 33.21 11.500%
0.000%
31932791 23,125.00 23,104.94 23,098.12 0.00 0.00 0.00 Voluntary PIF 03/27/2006 6.82 12.000%
0.000%
31943665 102,650.00 102,582.24 102,547.87 0.00 0.00 0.00 Voluntary PIF 03/30/2006 34.37 11.375%
0.000%
31946072 26,500.00 26,475.73 26,467.48 0.00 0.00 0.00 Voluntary PIF 03/31/2006 8.25 11.750%
0.000%
31962780 51,750.00 51,670.99 51,644.24 0.00 0.00 0.00 Voluntary PIF 03/24/2006 26.75 9.375%
0.000%
31964646 28,000.00 27,941.26 27,926.29 0.00 0.00 0.00 Voluntary PIF 03/30/2006 14.97 9.250%
0.000%
31966153 35,000.00 34,978.34 34,970.96 0.00 0.00 0.00 Voluntary PIF 03/21/2006 7.38 13.500%
0.000%
31967615 43,050.00 43,007.64 42,996.77 0.00 0.00 0.00 Voluntary PIF 03/23/2006 10.87 12.750%
0.000%
31974512 26,900.00 26,869.34 26,858.93 0.00 0.00 0.00 Voluntary PIF 03/24/2006 10.41 10.750%
0.000%
31975295 37,000.00 36,965.10 36,953.26 0.00 0.00 0.00 Voluntary PIF 03/21/2006 11.84 11.625%
0.000%
32002222 72,300.00 72,217.60 72,189.64 0.00 0.00 0.00 Voluntary PIF 03/29/2006 27.96 10.750%
0.000%
32005860 42,850.00 42,809.62 42,795.90 0.00 0.00 0.00 Voluntary PIF 03/27/2006 13.72 11.625%
0.000%
32028045 24,900.00 24,876.52 24,868.54 0.00 0.00 0.00 Voluntary PIF 03/27/2006 7.98 11.625%
0.000%
32032187 81,600.00 81,484.86 81,445.85 0.00 0.00 0.00 Voluntary PIF 03/22/2006 39.01 9.750%
0.000%
32038309 33,699.00 33,669.76 33,659.82 0.00 0.00 0.00 Voluntary PIF 03/24/2006 9.94 12.000%
0.000%
32047300 154,600.00 154,503.41 154,454.41 0.00 0.00 0.00 Voluntary PIF 03/20/2006 49.00 11.625%
0.000%
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
32058711 47,100.00 47,043.37 47,024.16 0.00 0.00 0.00 Voluntary PIF 03/23/2006 19.21 10.500%
0.000%
32065435 23,000.00 22,981.66 22,975.42 0.00 0.00 0.00 Voluntary PIF 03/31/2006 6.24 12.375%
0.000%
32084493 57,450.00 57,407.85 57,393.50 0.00 0.00 0.00 Voluntary PIF 03/23/2006 14.35 12.750%
0.000%
32087397 125,800.00 125,656.64 125,607.99 0.00 0.00 0.00 Voluntary PIF 03/30/2006 48.65 10.750%
0.000%
32088916 84,750.00 84,665.69 84,637.05 0.00 0.00 0.00 Voluntary PIF 03/22/2006 28.64 11.375%
0.000%
32112997 75,959.00 75,791.17 75,748.42 0.00 0.00 0.00 Voluntary PIF 03/17/2006 42.75 9.000%
0.000%
32115750 130,000.00 1,995.11 894.42 0.00 0.00 0.00 Voluntary PIF 03/30/2006 1,100.69 9.750%
0.000%
32132631 67,000.00 66,874.18 66,831.66 0.00 0.00 0.00 Voluntary PIF 03/29/2006 42.52 8.375%
0.000%
32154049 200,000.00 199,876.16 199,833.95 0.00 0.00 0.00 Voluntary PIF 03/24/2006 42.21 13.500%
0.000%
32156291 78,750.00 78,662.64 78,632.99 0.00 0.00 0.00 Voluntary PIF 03/28/2006 29.65 10.875%
0.000%
32158958 170,000.00 169,835.44 169,779.53 0.00 0.00 0.00 Voluntary PIF 03/21/2006 55.91 11.500%
0.000%
32165037 108,750.00 108,694.05 108,665.64 0.00 0.00 0.00 Voluntary PIF 03/31/2006 28.41 12.500%
0.000%
32189813 51,550.00 51,521.15 51,506.51 0.00 0.00 0.00 Voluntary PIF 03/21/2006 14.64 12.125%
0.000%
32216913 88,500.00 88,470.93 88,441.58 0.00 0.00 0.00 Voluntary PIF 03/21/2006 29.35 11.375%
0.000%
32224255 34,950.00 34,935.24 34,927.73 0.00 0.00 0.00 Voluntary PIF 03/21/2006 7.51 13.375%
0.000%
32226524 26,250.00 26,242.28 26,234.48 0.00 0.00 0.00 Voluntary PIF 03/28/2006 7.80 11.875%
0.000%
32228660 43,800.00 43,758.97 43,738.20 0.00 0.00 0.00 Voluntary PIF 03/24/2006 20.77 9.750%
0.000%
32256174 53,250.00 53,218.51 53,202.53 0.00 0.00 0.00 Voluntary PIF 03/31/2006 15.98 11.875%
0.000%
32262248 25,500.00 25,488.28 25,482.32 0.00 0.00 0.00 Voluntary PIF 03/24/2006 5.96 13.000%
0.000%
35361955 25,950.00 25,836.88 25,825.03 0.00 0.00 0.00 Voluntary PIF 03/22/2006 11.85 10.250%
0.000%
36478147 92,700.00 92,663.16 92,625.99 0.00 0.00 0.00 Voluntary PIF 03/24/2006 37.17 10.500%
0.000%
36535086 46,000.00 45,940.35 45,920.13 0.00 0.00 0.00 Voluntary PIF 03/28/2006 20.22 10.150%
0.000%
36549509 19,950.00 19,932.44 19,927.93 0.00 0.00 0.00 Voluntary PIF 03/27/2006 4.51 13.250%
0.000%
36642874 10,500.00 10,489.65 10,486.99 0.00 0.00 0.00 Voluntary PIF 03/27/2006 2.66 12.750%
0.000%
36713246 64,000.00 63,930.91 63,907.45 0.00 0.00 0.00 Voluntary PIF 03/24/2006 23.46 11.000%
0.000%
36713352 54,000.00 53,895.25 53,868.53 0.00 0.00 0.00 Voluntary PIF 03/28/2006 26.72 9.625%
0.000%
36743631 261,350.00 175,130.02 174,289.96 0.00 0.00 0.00 Voluntary PIF 03/28/2006 840.06 10.125%
0.000%
36788834 79,500.00 79,353.72 79,316.39 0.00 0.00 0.00 Voluntary PIF 03/31/2006 37.33 9.875%
0.000%
36800506 41,550.00 41,507.52 41,493.09 0.00 0.00 0.00 Voluntary PIF 03/29/2006 14.43 11.250%
0.000%
36850170 36,250.00 36,194.65 36,175.91 0.00 0.00 0.00 Voluntary PIF 03/21/2006 18.74 9.375%
0.000%
36883700 255,000.00 252,822.90 252,087.20 0.00 0.00 0.00 Voluntary PIF 03/22/2006 735.70 8.250%
0.000%
36919702 50,000.00 49,887.90 49,864.84 0.00 0.00 0.00 Voluntary PIF 03/22/2006 23.06 10.000%
0.000%
36932903 28,600.00 28,561.91 28,549.00 0.00 0.00 0.00 Voluntary PIF 03/23/2006 12.91 10.025%
0.000%
36943462 54,980.00 54,925.58 54,907.09 0.00 0.00 0.00 Voluntary PIF 03/20/2006 18.49 11.400%
0.000%
36955698 52,000.00 51,930.78 51,907.32 0.00 0.00 0.00 Voluntary PIF 03/31/2006 23.46 10.025%
0.000%
36975902 18,000.00 17,973.88 17,966.14 0.00 0.00 0.00 Voluntary PIF 03/23/2006 7.74 10.275%
0.000%
36983278 21,750.00 20,586.96 20,567.53 0.00 0.00 0.00 Voluntary PIF 03/22/2006 19.43 9.900%
0.000%
36991883 51,600.00 51,555.35 51,532.74 0.00 0.00 0.00 Voluntary PIF 03/30/2006 22.61 10.125%
0.000%
37033404 31,000.00 30,985.99 30,971.86 0.00 0.00 0.00 Voluntary PIF 03/30/2006 14.13 9.900%
0.000%
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
37121027 77,980.00 77,922.58 77,893.48 0.00 0.00 0.00 Voluntary PIF 03/21/2006 29.10 10.875%
0.000%
37139938 27,800.00 27,776.34 27,764.53 0.00 0.00 0.00 Voluntary PIF 03/22/2006 11.81 10.275%
0.000%
37150844 32,980.00 32,959.94 32,949.76 0.00 0.00 0.00 Voluntary PIF 03/22/2006 10.18 11.750%
0.000%
37163631 25,500.00 25,488.90 25,483.26 0.00 0.00 0.00 Voluntary PIF 03/27/2006 5.64 13.250%
0.000%
37180551 33,980.00 33,956.93 33,945.24 0.00 0.00 0.00 Voluntary PIF 03/21/2006 11.69 11.250%
0.000%
37220514 42,800.00 42,394.05 42,378.60 0.00 0.00 0.00 Voluntary PIF 03/21/2006 15.45 12.375%
0.000%
37259165 13,290.00 13,287.04 13,284.05 0.00 0.00 0.00 Voluntary PIF 03/24/2006 2.99 13.125%
0.000%
37260031 87,500.00 87,476.96 87,453.69 0.00 0.00 0.00 Voluntary PIF 03/30/2006 23.27 12.375%
0.000%
37270246 39,586.00 39,551.92 39,534.66 0.00 0.00 0.00 Voluntary PIF 03/24/2006 17.26 10.150%
0.000%
37389129 12,269.00 12,264.41 12,259.77 0.00 0.00 0.00 Voluntary PIF 03/29/2006 4.64 10.775%
0.000%
37392883 28,000.00 27,990.54 27,980.99 0.00 0.00 0.00 Voluntary PIF 03/22/2006 9.55 11.250%
0.000%
37409091 50,982.00 50,963.31 50,944.45 0.00 0.00 0.00 Voluntary PIF 03/31/2006 18.86 10.875%
0.000%
Total:
114
6,720,275.00
6,404,789.61
5,877.59
6,398,912.02
0.00
0.00
0.00
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
04/24/2006 4:59 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S1
Contact:
David Duclos
Account Administrator
david.duclos@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
04/24/2006 4:59 pm